Long-Term Debt - Brasil Loan Facility (Details) - Brasil loan facility - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018
Long-Term Debt
Final balloon payment to be paid	$ 40.0
Minimum liquidity of Partnership		$ 15.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1.5
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining		$ 1.0
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
First Four Years
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		125.00%
London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.30%